Supplementary Oil and Gas Information - (Unaudited) - Capitalized Costs (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Oil And Gas Explorations And Production Industries Disclosures [Abstract]
Proved oil and gas properties	$ 8,539.4	$ 8,237.0
Unproved oil and gas properties	0.0	0.0
Total capitalized costs	8,539.4	8,237.0
Accumulated depletion and depreciation	(7,067.2)	(6,896.1)
Net capitalized costs	$ 1,472.2	$ 1,340.9	[1]

[1]	Excludes the carrying value of proved oil and gas properties of $381.6 million classified as asset held for sale in 2024.